Borrowings and capital resources - Bonds and Own shares (Details)
£ / shares in Units, € in Billions, ¥ in Billions, £ in Billions, kr in Billions, SFr in Billions, $ in Billions, $ in Billions, $ in Billions
	12 Months Ended
	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 shares	Mar. 31, 2021 NOK (kr) shares	Mar. 31, 2021 JPY (¥) shares	Mar. 31, 2021 HKD ($) shares	Mar. 31, 2021 CHF (SFr) shares	Mar. 31, 2021 AUD ($) shares	Mar. 31, 2021 GBP (£) £ / shares shares	Mar. 31, 2021 EUR (€) shares	Mar. 12, 2019 GBP (£)	Mar. 12, 2019 EUR (€)
Liquidity and capital resources
Percentage of issued share capital	7.10%	7.10%	7.30%
Maximum
Liquidity and capital resources
Treasury shares | shares	2,043,732,147		2,091,894,691	2,043,732,147	2,043,732,147	2,043,732,147	2,043,732,147	2,043,732,147	2,043,732,147	2,043,732,147
Euro medium-term note programme
Liquidity and capital resources
Borrowing capacity										€ 30.0
Bonds
Liquidity and capital resources
Bonds issued	$ 22.9			kr 2.2	¥ 10	$ 2.1	SFr 0.7	$ 1.2	£ 3.0	18.4
Notional amount										45.4
Repurchase of own bonds	$ 2.1	€ 1.5
5 billion debt issuance programme
Liquidity and capital resources
Notional amount										5.0
5 billion debt issuance programme | Vantage Towers
Liquidity and capital resources
Notional amount										2.2
Stand-alone documentation
Liquidity and capital resources
Notional amount										€ 2.0
Convertible bonds
Liquidity and capital resources
Bonds issued | £											£ 3.4
Notional amount											3.4	€ 3.8
Financial liabilities at fair value											0.1	€ 0.1
Conversion price | £ / shares									£ 1.2055
Bonds mature between 2020 and 2059 | Minimum.
Liquidity and capital resources
Borrowing interest rate	0.00%			0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Bonds mature between 2020 and 2059 | Maximum
Liquidity and capital resources
Borrowing interest rate	7.875%			7.875%	7.875%	7.875%	7.875%	7.875%	7.875%	7.875%
Bonds mature between 2020 and 2056 | Minimum.
Liquidity and capital resources
Borrowing interest rate			0.00%
Bonds mature between 2020 and 2056 | Maximum
Liquidity and capital resources
Borrowing interest rate			7.875%
Convertible bonds maturing on 12 March 2021
Liquidity and capital resources
Bonds issued | £											£ 1.7
Borrowing interest rate											1.20%	1.20%
Convertible bonds maturing on 12 March 2022
Liquidity and capital resources
Bonds issued | £											£ 1.7
Borrowing interest rate											1.50%	1.50%